Significant Accounting Policies - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Exchange rate (US$1.00)				6.9618	6.9618
Cash at bank and demand deposits				$ 15,600	¥ 109,100	$ 73,500	¥ 504,200
Cash and cash equivalents			¥ 66,695	27,855	193,920	$ 83,105	578,558	¥ 24,785
Restricted cash				220	1,529		0
Restricted Cash					1,500		0
Depreciation methods	straight-line method
Advertising and promotional expenses	¥ 291,200	¥ 238,000	134,200
Rental costs for auto show venues			31,000		77,000		67,000
Rental expenses for office space	8,700	6,600	6,600
Employee benefits	¥ 39,152	¥ 24,610	¥ 10,844
Total non-current assets				$ 1,088	7,577		10,267
Other non-current assets
Related Party Transaction [Line Items]
Upfront issuance costs					0		700
PRC subsidiaries, VIEs
Related Party Transaction [Line Items]
Cash and cash equivalents					¥ 91,900		¥ 74,400
Percentage of cash and cash equivalents held y subsidiaries	47.40%	12.90%